INVESTMENT AND MORTGAGE-BACKED SECURITIES - Amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of mortgage-backed securities (Details 2) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Available for sale:
Amortized cost	$ 129,298	$ 165,018
Gross unrealized holding gains	92	741
Gross unrealized holding losses	2,391	11,817
Available-for-sale Securities	126,999	153,942
Mortgage-backed securities
Available for sale:
Amortized cost		9,239
Gross unrealized holding gains		159
Gross unrealized holding losses		37
Available-for-sale Securities		9,361
Held to maturity:
Amortized cost		3,116
Gross unrealized holding gains		114
Gross unrealized holding losses
Estimated fair value		3,230
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates
Available for sale:
Amortized cost	9,443	677
Gross unrealized holding gains		34
Gross unrealized holding losses	43	1
Available-for-sale Securities	9,400	710
Held to maturity:
Amortized cost		253
Gross unrealized holding gains		8
Gross unrealized holding losses
Estimated fair value		261
Federal National Mortgage Association adjustable-rate participation certificates
Available for sale:
Amortized cost		5,940
Gross unrealized holding gains		40
Gross unrealized holding losses		36
Available-for-sale Securities		5,944
Held to maturity:
Amortized cost		212
Gross unrealized holding gains		6
Gross unrealized holding losses
Estimated fair value		218
Government National Mortgage Association adjustable-rate participation certificates
Available for sale:
Amortized cost		2,622
Gross unrealized holding gains		85
Gross unrealized holding losses
Available-for-sale Securities		2,707
Held to maturity:
Amortized cost		2,651
Gross unrealized holding gains		100
Gross unrealized holding losses
Estimated fair value		$ 2,751